Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2020	2019

Vendor overpayments	$27,380	$37,445
VAT recoverable and other current assets	61,207	33,579
Convertible loan funding	-	61,956
Prepaid expenses	14,413	15,067
CEO receivable	-	13,432

Total prepaid expenses and other current assets	$103,000	$161,479